Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Disclosure - Lease Commitments [Abstract]
2014	$ 204
2015	168
2016	130
2017	98
2018	80
After 2018	$ 771